Bank Loan (Details Narrative) (10-KT) $ in Thousands	1 Months Ended
Sep. 15, 2016 USD ($)
Debt Disclosure [Abstract]
Aggregate principal amount	$ 52
Imputed interest in average rate	5.10%
Number of installments	12